Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Revenues
Schedule of revenues

	For the year ended December 31,
	2016	2017	2018
Revenues from time charters	317,489	371,146	341,066
Revenues from the Cool Pool	—	—	11,475

Total	317,489	371,146	352,541